Document and Entity Information	Jan. 27, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001013272
Document Type	8-K
Document Period End Date	Jan. 27, 2021
Entity Registrant Name	NORWOOD FINANCIAL CORP
Entity Incorporation State Country Code	PA
Entity File Number	0-28364
Entity Tax Identification Number	23-2828306
Entity Address, Address Line One	717 Main Street
Entity Address, City or Town	Honesdale
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18431
City Area Code	(570)
Local Phone Number	253-1455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	NWFL
Entity Emerging Growth Company	false